Borrowings - Innoven Capital Secured Loan (Details) $ / shares in Units, ₨ in Thousands, $ in Thousands		12 Months Ended
	Jan. 20, 2017 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 USD ($) tranche installment $ / shares shares	Mar. 31, 2018 INR (₨) tranche installment	Mar. 31, 2017 INR (₨)	Jul. 04, 2019 INR (₨)	Mar. 31, 2018 INR (₨) shares	Mar. 31, 2014 INR (₨)
Borrowings
Term loan amount									₨ 800,000
Proceeds of borrowings					₨ 1,400,239
Early repayment of loan	₨ 450	$ 7,264	₨ 502,362		₨ 595,734	₨ 436,210
Term Loan | Innoven capital
Borrowings
Fixed deposit							₨ 50
Term Loan | Innoven capital | Second Loan
Borrowings
Term loan amount								₨ 1,034,448
Number of tranches for loan amount receivable | tranche				2	2
Warrants outstanding | shares				154,000				154,000
Exercise price of share upon conversion warrant (in dollars per share) | $ / shares				$ 12
Term Loan | Innoven capital | Second Loan | Foreign operations
Borrowings
Term loan amount | $				$ 7,800
Term Loan | Innoven capital | Second Loan | Domestic
Borrowings
Term loan amount								₨ 495
Term Loan | Innoven capital | Second Loan | Fixed rate | Foreign operations
Borrowings
Interest rate (as a percent)				9.00%				9.00%
Term Loan | Innoven capital | Second Loan | Fixed rate | Domestic
Borrowings
Interest rate (as a percent)				14.75%				14.75%
Term Loan - Tranche 1 | Innoven capital | Second Loan
Borrowings
Proceeds of borrowings					₨ 665,800
Term Loan - Tranche 1 | Innoven capital | Second Loan | Foreign operations
Borrowings
Proceeds of borrowings | $				$ 5,000
Monthly instalments				$ 200	₨ 13,300
Number of instalments | installment				26	26
Term Loan - Tranche 1 | Innoven capital | Second Loan | Domestic
Borrowings
Proceeds of borrowings					₨ 320,000
Monthly instalments					₨ 12,308
Number of instalments | installment				26	26
Term Loan - Tranche 2 | Innoven capital | Second Loan
Borrowings
Proceeds of borrowings					₨ 368,648
Term Loan - Tranche 2 | Innoven capital | Second Loan | Foreign operations
Borrowings
Proceeds of borrowings | $				$ 2,800
Monthly instalments				$ 120	₨ 8,419
Number of instalments | installment				23	23
Term Loan - Tranche 2 | Innoven capital | Second Loan | Domestic
Borrowings
Proceeds of borrowings					₨ 175,000
Monthly instalments					₨ 7,609
Number of instalments | installment				23	23